Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 102.3%
37 Capital CLO 4 Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1000%,
7.4014%, 1/15/34 (144A)
‡
$ 12,000,000 $ 12,085,037
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 7.4514%,
10/15/36 (144A)
‡
13,000,000 13,162,339
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
6.6714%, 1/15/35 (144A)
‡
25,500,000 25,502,152
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.6936%,
12/2/34 (144A)
‡
60,770,000 60,787,727
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.6736%,
1/20/35 (144A)
‡
31,341,220 31,403,667
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 6.6120%,
1/21/35 (144A)
‡
146,048,000 146,172,623
AGL CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month + 1.5300%, 6.8120%,
4/21/37 (144A)
‡
50,000,000 50,253,970
AGL CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.7300%, 7.0120%,
4/21/37 (144A)
‡
10,000,000 10,058,558
AGL CLO 6 Ltd. 2020-6A AR, CME Term SOFR 3 Month + 1.4616%, 6.7436%,
7/20/34 (144A)
‡
53,150,000 53,199,520
AGL CLO 9 Ltd. 2020-9A AJR, CME Term SOFR 3 Month + 1.7300%, 7.0120%,
4/20/37 (144A)
‡
33,250,000 33,405,148
AGL Core CLO 15 Ltd. 2021-15A A1, CME Term SOFR 3 Month + 1.4116%,
6.6936%, 1/20/35 (144A)
‡
76,264,000 76,308,683
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
6.7934%, 7/20/37 (144A)
‡
148,000,000 148,713,020
AGL Core CLO 4 Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3316%,
6.6136%, 4/20/33 (144A)
‡
5,500,000 5,513,648
AIMCO CLO 10 Ltd. 2019-10A ARR, CME Term SOFR 3 Month + 1.4100%,
6.6920%, 7/22/37 (144A)
‡
30,000,000 30,100,500
Aimco CLO 11 Ltd. 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.6774%,
10/17/34 (144A)
‡
38,700,000 38,709,799
Allegany Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3000%,
6.5820%, 1/20/35 (144A)
‡
27,000,000 26,995,950
Allegro CLO IX Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.2300%,
6.5161%, 10/16/31 (144A)
‡
42,561,516 42,619,647
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 6.9130%,
10/15/34 (144A)
‡
6,875,000 6,894,419
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
7.2409%, 1/15/37 (144A)
‡
8,000,000 8,049,738
Anchorage Capital CLO 13 LLC 2019-13A AR, CME Term SOFR 3 Month +
1.3616%, 6.6630%, 4/15/34 (144A)
‡
43,955,000 43,997,118
Anchorage Capital CLO 18 Ltd. 2021-18A A1, CME Term SOFR 3 Month +
1.4116%, 6.7130%, 4/15/34 (144A)
‡
33,825,000 33,853,606
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month +
1.4716%, 6.7730%, 10/15/34 (144A)
‡
27,000,000 27,041,407
Anchorage Capital CLO 24 Ltd. 2022-24A A1, CME Term SOFR 3 Month +
1.4800%, 6.7814%, 4/15/34 (144A)
‡
54,875,000 54,895,891
Apidos CLO XLIII Ltd. 2023-43A A2, CME Term SOFR 3 Month + 2.0500%,
7.3346%, 4/25/35 (144A)
‡
5,000,000 5,042,444
Apidos CLO XLVII Ltd. 2024-47A A2, CME Term SOFR 3 Month + 1.7000%,
7.0043%, 4/26/37 (144A)
‡
10,000,000 10,064,656
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%,
6.6950%, 10/24/34 (144A)
‡
18,630,000 18,666,731
Apidos CLO XXXV 2021-35A A, CME Term SOFR 3 Month + 1.3116%, 6.5936%,
4/20/34 (144A)
‡
54,605,000 54,620,906

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LIX CLO Ltd. 2021-59A A, CME Term SOFR 3 Month + 1.2916%, 6.5762%,
4/25/34 (144A)
‡
$ 25,000,000 $ 25,013,035
Ares LV CLO Ltd. 2020-55A A1R, CME Term SOFR 3 Month + 1.3916%,
6.6930%, 7/15/34 (144A)
‡
39,250,000 39,297,100
Ares LVI CLO Ltd. 2020-56A AR, CME Term SOFR 3 Month + 1.4216%, 6.7062%,
10/25/34 (144A)
‡
16,000,000 16,023,982
Ares LXI CLO Ltd. 2021-61A A2R, CME Term SOFR 3 Month + 1.7300%,
7.0120%, 4/20/37 (144A)
‡
19,900,000 20,006,356
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
7.0293%, 4/15/36 (144A)
‡
17,500,000 17,614,758
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%,
7.0346%, 7/25/34 (144A)
‡
18,000,000 18,111,994
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
7.2346%, 10/25/35 (144A)
‡
24,500,000 24,697,703
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%,
6.9983%, 4/20/37 (144A)
‡
30,000,000 30,176,361
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
0.0000%, 7/15/36 (144A)
‡
24,500,000 24,508,281
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
6.6330%, 4/15/34 (144A)
‡
28,120,000 28,127,030
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
6.7498%, 7/18/37 (144A)
‡
41,500,000 41,591,300
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 6.9362%,
4/20/37 (144A)
‡
50,000,000 50,278,160
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 6.9977%,
8/23/30 (144A)
‡
4,400,000 4,396,700
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 6.9282%, 7/16/37
(144A)
‡
47,250,000 47,432,626
Bain Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%,
7.0745%, 4/16/37 (144A)
‡
15,000,000 15,088,209
Bain Capital Credit CLO Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4216%,
6.7036%, 10/21/34 (144A)
‡
20,000,000 20,018,850
Bain Capital Credit CLO Ltd. 2021-6A C, CME Term SOFR 3 Month + 2.3116%,
7.5936%, 10/21/34 (144A)
‡
10,700,000 10,724,485
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month +
1.9500%, 7.2320%, 10/20/36 (144A)
‡
20,000,000 20,138,870
Bain Capital Credit CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.1500%,
7.4320%, 10/21/36 (144A)
‡
13,150,000 13,260,014
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 6.8941%, 7/25/37 (144A)
‡
15,040,000 15,068,970
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
6.6791%, 7/20/37 (144A)
‡
62,500,000 62,557,994
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
6.6120%, 4/20/35 (144A)
‡
25,000,000 25,065,860
Ballyrock CLO 25 Ltd. 2023-25A A1B, CME Term SOFR 3 Month + 1.9500%,
7.2346%, 1/25/36 (144A)
‡
9,000,000 9,068,702
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 6.5930%,
7/15/32 (144A)
‡
77,100,000 77,259,435
Barings CLO Ltd. LP-2A A, CME Term SOFR 3 Month + 1.3616%, 6.6436%,
1/20/34 (144A)
‡
30,450,000 30,478,821
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
7.1439%, 4/20/37 (144A)
‡
12,000,000 12,096,977
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
7.1474%, 1/17/33 (144A)
‡
7,500,000 7,545,240

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Battalion CLO XXI Ltd. 2021-21A A, CME Term SOFR 3 Month + 1.4416%,
6.7430%, 7/15/34 (144A)
‡
$ 14,225,000 $ 14,258,925
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
6.7858%, 1/17/35 (144A)
‡
10,000,000 10,039,106
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 6.7336%, 7/20/34 (144A)
‡
24,515,000 24,549,189
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 6.6984%, 7/15/37 (144A)
‡
37,500,000 37,552,500
Benefit Street Partners CLO XV Ltd. 2018-15A A2R, CME Term SOFR 3 Month +
1.5900%, 6.8984%, 7/15/37 (144A)
‡
8,000,000 8,027,844
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 6.9630%, 10/15/34 (144A)
‡
5,000,000 5,010,450
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month
+ 1.9500%, 7.2346%, 10/25/36 (144A)
‡
11,000,000 11,093,386
Benefit Street Partners CLO XXXIII Ltd. 2023-33A A2, CME Term SOFR 3 Month
+ 1.9500%, 7.2346%, 1/25/36 (144A)
‡
19,375,000 19,583,489
Benefit Street Partners CLO XXXIV Ltd. 2024-34A A2, CME Term SOFR 3 Month
+ 1.7500%, 7.0346%, 7/25/37 (144A)
‡
10,000,000 10,057,931
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.6930%, 1/15/35 (144A)
‡
55,653,000 55,669,841
Birch Grove CLO 2 Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.7616%,
7.0411%, 10/19/34 (144A)
‡
8,000,000 8,032,449
Birch Grove CLO Ltd. 19A A2RR, CME Term SOFR 3 Month + 1.8000%, 7.1223%,
7/17/37 (144A)
‡
10,000,000 10,048,041
BlueMountain CLO Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.1900%,
6.4746%, 10/25/30 (144A)
‡
8,377,049 8,381,638
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month +
1.3616%, 6.6436%, 4/20/34 (144A)
‡
32,980,000 33,054,205
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.7330%, 10/15/34 (144A)
‡
87,645,000 87,724,021
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
6.7773%, 11/20/34 (144A)
‡
17,400,000 17,406,182
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.7130%, 1/15/30 (144A)
‡
3,500,000 3,494,750
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.6608%, 7/18/34 (144A)
‡
47,090,000 47,141,799
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.6870%, 1/30/31 (144A)
‡
3,010,000 3,017,070
Canyon CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 1.7700%, 7.0895%,
5/15/37 (144A)
‡
15,000,000 15,105,083
Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, CME Term SOFR 3
Month + 1.2200%, 6.5020%, 7/20/32 (144A)
‡
25,000,000 25,124,500
Carlyle US CLO Ltd. 2017-5A A1B, CME Term SOFR 3 Month + 1.5116%,
6.7936%, 1/20/30 (144A)
‡
12,895,000 12,892,059
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%,
6.6230%, 4/15/34 (144A)
‡
16,800,000 16,809,949
Carlyle US CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7030%,
4/15/34 (144A)
‡
65,736,000 65,819,978
Carlyle US CLO Ltd. 2021-5A A1, CME Term SOFR 3 Month + 1.3816%, 6.6636%,
7/20/34 (144A)
‡
20,000,000 20,053,468
Carlyle US CLO Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4216%, 6.7230%,
10/15/34 (144A)
‡
19,000,000 19,044,071
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.6862%, 1/25/35 (144A)
‡
53,060,000 53,103,249

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2019-4A A11R, CME Term SOFR 3 Month + 1.3200%,
6.6214%, 4/15/35 (144A)
‡
$ 22,770,000 $ 22,774,723
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 6.7230%,
10/15/35 (144A)
‡
54,000,000 54,122,596
Carlyle US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5320%, 7/20/36 (144A)
‡
9,000,000 9,076,709
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
6.8546%, 7/25/36 (144A)
‡
16,150,000 16,149,703
Carlyle US CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.7200%,
7.0237%, 7/25/36 (144A)
‡
24,000,000 24,151,270
Carlyle US CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 1.9500%,
7.2346%, 10/25/36 (144A)
‡
8,000,000 8,059,986
Carlyle US CLO Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.5500%,
6.8320%, 4/20/37 (144A)
‡
89,900,000 90,347,369
Carlyle US CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%,
6.8217%, 7/20/37 (144A)
‡
38,580,000 38,764,243
CARLYLE US CLO Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.4100%,
6.7329%, 7/25/37 (144A)
‡
35,000,000 35,011,760
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 6.6636%,
4/20/32 (144A)
‡
28,168,167 28,195,504
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 6.9736%,
1/20/34 (144A)
‡
25,880,000 25,896,926
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6436%,
4/20/34 (144A)
‡
75,000,000 75,167,227
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7236%,
1/20/35 (144A)
‡
16,897,000 16,946,383
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0436%,
1/20/35 (144A)
‡
13,889,000 13,959,023
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
6.7020%, 7/20/37 (144A)
‡
49,365,000 49,598,161
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
6.5936%, 4/20/34 (144A)
‡
71,829,000 71,987,189
Cedar Funding VIII CLO Ltd. 2017-8A A1R, CME Term SOFR 3 Month + 1.4116%,
6.6974%, 10/17/34 (144A)
‡
25,671,000 25,732,700
CIFC Funding 2013-II Ltd. 2013-2A A1L2, CME Term SOFR 3 Month + 1.2616%,
6.5409%, 10/18/30 (144A)
‡
13,648,703 13,670,731
CIFC Funding 2014-V Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
6.6841%, 7/17/37 (144A)
‡
77,872,000 77,988,808
CIFC Funding 2014-V Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
6.8840%, 7/17/37 (144A)
‡
11,250,000 11,308,902
CIFC Funding 2017-IV Ltd. 2017-4A A1R, CME Term SOFR 3 Month + 1.2116%,
6.4950%, 10/24/30 (144A)
‡
41,227,857 41,271,670
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.6436%, 4/20/32 (144A)
‡
49,645,000 49,655,545
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.6736%, 10/20/34 (144A)
‡
59,600,000 59,666,174
CIFC Funding 2021-III Ltd. 2021-3A A, CME Term SOFR 3 Month + 1.4016%,
6.7030%, 7/15/36 (144A)
‡
56,510,000 56,596,121
CIFC Funding 2021-IV Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%,
0.0000%, 7/23/37 (144A)
‡
100,000,000 100,000,000
CIFC Funding 2022-V Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.7200%,
7.0061%, 1/16/37 (144A)
‡
10,000,000 10,070,761
CIFC Funding Ltd. 2019-5A A1R1, CME Term SOFR 3 Month + 1.4016%,
6.7030%, 1/15/35 (144A)
‡
25,000,000 25,037,317

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.7174%, 1/17/35 (144A)
‡
$ 110,605,000 $ 110,789,113
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.6746%,
1/23/35 (144A)
‡
60,576,000 60,709,709
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 6.9861%,
7/16/35 (144A)
‡
20,000,000 20,137,324
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 6.7130%,
7/15/36 (144A)
‡
68,560,000 68,662,381
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 7.0544%,
4/20/37 (144A)
‡
30,000,000 30,152,520
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
6.7136%, 10/20/34 (144A)
‡
12,140,000 12,176,504
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 7.4346%,
1/25/37 (144A)
‡
9,000,000 9,076,405
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 7.1020%,
4/20/37 (144A)
‡
19,000,000 19,087,012
Deer Creek CLO Ltd. 2017-1A A, CME Term SOFR 3 Month + 1.4416%, 6.7236%,
10/20/30 (144A)
‡
1,136,785 1,139,470
Dryden 102 CLO Ltd. 2023-102A A2, CME Term SOFR 3 Month + 2.0000%,
7.3014%, 10/15/36 (144A)
‡
10,400,000 10,480,264
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
7.0792%, 4/18/36 (144A)
‡
32,000,000 32,073,718
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
8.3792%, 4/18/36 (144A)
‡
16,550,000 16,771,280
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
7.4724%, 8/15/35 (144A)
‡
10,000,000 10,077,635
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
6.6386%, 7/18/37 (144A)
‡
80,000,000 80,000,000
Dryden 115 CLO Ltd. 2024-115A A2, CME Term SOFR 3 Month + 1.7000%,
7.0014%, 4/18/37 (144A)
‡
40,000,000 40,187,000
Dryden 119 CLO Ltd. 2024-119A A2, CME Term SOFR 3 Month + 1.7000%,
7.0224%, 4/15/36 (144A)
‡
22,000,000 22,116,395
Dryden 72 CLO Ltd. 2019-72A AR, CME Term SOFR 3 Month + 1.3416%,
6.6640%, 5/15/32 (144A)
‡
36,950,000 36,958,561
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
6.6030%, 4/15/34 (144A)
‡
46,351,000 46,332,460
Dryden 76 CLO Ltd. 2019-76A A1R, CME Term SOFR 3 Month + 1.4116%,
6.6936%, 10/20/34 (144A)
‡
116,510,000 116,547,540
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
6.7074%, 5/20/34 (144A)
‡
133,524,633 133,587,336
Dryden 78 CLO Ltd. 2020-78A A2R, CME Term SOFR 3 Month + 1.7300%,
7.0158%, 4/17/37 (144A)
‡
10,000,000 10,048,926
Dryden 83 CLO Ltd. 2020-83A AR, CME Term SOFR 3 Month + 1.5300%,
6.8641%, 4/18/37 (144A)
‡
47,000,000 47,240,236
Dryden 85 CLO Ltd. 2020-85A A1R2, CME Term SOFR 3 Month + 1.3800%,
6.6814%, 7/15/37 (144A)
‡
50,000,000 50,017,000
Dryden 86 CLO Ltd. 2020-86A A1R, CME Term SOFR 3 Month + 1.3616%,
6.6474%, 7/17/34 (144A)
‡
75,135,000 75,139,561
Dryden 87 CLO Ltd. 2021-87A A1, CME Term SOFR 3 Month + 1.3616%,
6.6873%, 5/20/34 (144A)
‡
21,030,000 21,057,339
Dryden 95 CLO Ltd. 2021-95A A, CME Term SOFR 3 Month + 1.3816%, 6.7074%,
8/20/34 (144A)
‡
61,000,000 61,015,152
Eaton Vance CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
6.7330%, 10/15/34 (144A)
‡
37,815,000 37,816,233

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
6.8399%, 7/15/37 (144A)
‡
$ 62,500,000 $ 63,039,444
Elmwood CLO 15 Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.3400%,
6.6220%, 4/22/35 (144A)
‡
41,529,063 41,589,550
Elmwood CLO 24 Ltd. 2023-3A A2, CME Term SOFR 3 Month + 1.9500%,
7.2358%, 12/11/33 (144A)
‡
10,000,000 10,075,297
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
7.0189%, 4/17/37 (144A)
‡
10,000,000 10,071,856
Elmwood CLO 26 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5000%,
6.7915%, 4/18/37 (144A)
‡
60,000,000 60,312,504
Elmwood CLO I Ltd. 2019-1A A2RR, CME Term SOFR 3 Month + 1.7200%,
7.0020%, 4/20/37 (144A)
‡
8,750,000 8,796,764
Elmwood CLO II Ltd. 2019-2A AR, CME Term SOFR 3 Month + 1.4116%,
6.6936%, 4/20/34 (144A)
‡
6,750,000 6,755,716
Elmwood CLO V Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.4116%,
6.6936%, 10/20/34 (144A)
‡
49,000,000 49,139,880
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%, 7.7014%,
7/15/36 (144A)
‡
22,500,000 22,691,027
Empower CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.9107%,
4/25/37 (144A)
‡
40,000,000 40,225,528
Empower CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 7.1107%,
4/25/37 (144A)
‡
9,000,000 9,063,746
Generate CLO 13 Ltd. 2023-13A A1, CME Term SOFR 3 Month + 1.8000%,
7.0820%, 1/20/37 (144A)
‡
66,500,000 66,937,557
GoldenTree Loan Management US CLO 21 Ltd. 2024-21A AJ, CME Term SOFR 3
Month + 1.6200%, 6.9451%, 7/20/37 (144A)
‡
15,000,000 15,059,744
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 6.9962%, 1/25/35 (144A)
‡
10,000,000 10,069,886
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 7.2346%, 4/25/36 (144A)
‡
47,500,000 47,542,707
Golub Capital Partners CLO 72B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 7.0458%, 4/25/37 (144A)
‡
18,000,000 18,123,520
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
7.1292%, 4/18/37 (144A)
‡
8,000,000 8,064,238
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
6.6846%, 1/23/35 (144A)
‡
46,917,000 46,949,842
Invesco CLO Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.3816%, 6.6830%,
7/15/34 (144A)
‡
58,500,000 58,618,971
Invesco CLO Ltd. 2022-2A A1, CME Term SOFR 3 Month + 1.4400%, 6.7220%,
7/20/35 (144A)
‡
16,500,000 16,525,771
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 7.0320%,
7/20/35 (144A)
‡
5,000,000 5,031,883
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 7.4820%,
10/20/36 (144A)
‡
16,000,000 16,127,354
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%,
6.9379%, 4/20/37 (144A)
‡
98,500,000 98,943,437
KKR CLO 16 Ltd. 16 A1R2, CME Term SOFR 3 Month + 1.4716%, 6.7536%,
10/20/34 (144A)
‡
16,550,000 16,590,700
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 6.6236%,
4/20/32 (144A)
‡
6,744,536 6,746,874
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 6.5814%,
10/15/32 (144A)
‡
20,700,000 20,739,094
KKR CLO 34 Ltd. 34A B, CME Term SOFR 3 Month + 2.0616%, 7.3630%,
7/15/34 (144A)
‡
14,875,000 14,879,080

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.7336%,
10/20/34 (144A)
‡
$ 53,845,000 $ 53,980,420
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 6.7430%,
10/15/34 (144A)
‡
17,130,000 17,169,629
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.7136%,
1/20/35 (144A)
‡
18,750,000 18,797,347
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 6.6314%,
4/15/35 (144A)
‡
30,359,000 30,420,519
KKR CLO 43 Ltd. 2022-43A A1R, CME Term SOFR 3 Month + 1.7500%, 7.0514%,
1/15/36 (144A)
‡
80,000,000 80,414,224
KKR CLO 43 Ltd. 2022-43A A2R, CME Term SOFR 3 Month + 2.0000%,
7.3014%, 1/15/36 (144A)
‡
11,750,000 11,810,243
KKR CLO 44 Ltd. 44A A2, CME Term SOFR 3 Month + 2.0500%, 7.3320%,
1/20/36 (144A)
‡
10,000,000 10,085,057
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 7.2820%,
10/20/36 (144A)
‡
8,750,000 8,821,436
LCM 34 Ltd. 34A A1, CME Term SOFR 3 Month + 1.4316%, 6.7136%, 10/20/34
(144A)
‡
31,400,000 31,426,075
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 6.9630%, 10/15/34
(144A)
‡
7,000,000 7,026,272
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.8477%, 7/16/31 (144A)
‡
18,000,000 18,019,966
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.6936%,
1/20/35 (144A)
‡
24,196,521 24,252,974
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
6.6436%, 1/22/35 (144A)
‡
85,085,000 85,100,502
Madison Park Funding Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7100%,
7.0442%, 7/25/37 (144A)
‡
29,450,000 29,603,517
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 0.0000%, 7/27/34 (144A)
‡
16,500,000 16,500,000
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 7.5320%, 4/21/35 (144A)
‡
15,000,000 15,127,338
Madison Park Funding LXVII Ltd. 2024-67A A2, CME Term SOFR 3 Month +
1.7050%, 6.9952%, 4/25/37 (144A)
‡
10,000,000 10,069,121
Madison Park Funding XIX Ltd. 2015-19A AR3, CME Term SOFR 3 Month +
1.6000%, 6.8820%, 1/22/37 (144A)
‡
22,000,000 22,121,598
MADISON PARK FUNDING XLII, LTD. 13A AR, CME Term SOFR 3 Month +
1.1500%, 6.4330%, 11/21/30 (144A)
‡
7,487,458 7,488,428
Madison Park Funding XLVII Ltd. 2020-47A A2R, CME Term SOFR 3 Month +
1.7400%, 7.0195%, 4/19/37 (144A)
‡
16,000,000 16,076,549
Madison Park Funding XX Ltd. 2016-20A A2R, CME Term SOFR 3 Month +
1.5616%, 6.8252%, 7/27/30 (144A)
‡
4,750,000 4,770,208
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 6.6430%, 10/15/32 (144A)
‡
97,750,000 97,867,300
Madison Park Funding XXX Ltd. 2018-30A A, CME Term SOFR 3 Month +
1.0116%, 6.3130%, 4/15/29 (144A)
‡
20,103,668 20,114,357
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 0.0000%, 7/22/37 (144A)
‡
107,250,000 107,250,000
Madison Park Funding XXXIII Ltd. 2019-33A AR, CME Term SOFR 3 Month +
1.2900%, 6.5914%, 10/15/32 (144A)
‡
54,695,000 54,723,999
Madison Park Funding XXXV Ltd. 2019-35A A1R, CME Term SOFR 3 Month +
1.2516%, 6.5336%, 4/20/32 (144A)
‡
157,496,858 157,786,226
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 6.6674%, 7/17/34 (144A)
‡
41,790,000 41,892,181

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.6662%, 7/25/34 (144A)
‡
$ 48,670,536 $ 48,777,173
Magnetite XXVIII Ltd. 2020-28A AR, CME Term SOFR 3 Month + 1.3916%,
6.6736%, 1/20/35 (144A)
‡
36,900,000 36,914,365
Magnetite XXXII Ltd. 2022-32A A, CME Term SOFR 3 Month + 1.3500%,
6.6514%, 4/15/35 (144A)
‡
38,500,000 38,556,191
Magnetite XXXV Ltd. 2022-35A AR, CME Term SOFR 3 Month + 1.6500%,
6.9346%, 10/25/36 (144A)
‡
26,000,000 26,112,234
Marathon CLO XIII Ltd. 2019-1A ABR2, CME Term SOFR 3 Month + 1.7000%,
7.0014%, 4/15/32 (144A)
‡
12,500,000 12,549,925
Marble Point CLO XI Ltd. 2017-2A A, CME Term SOFR 3 Month + 1.4416%,
6.7209%, 12/18/30 (144A)
‡
1,210,151 1,210,741
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A B, CME Term SOFR 3 Month +
1.9116%, 7.1946%, 10/20/34 (144A)
‡
10,845,000 10,875,496
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month
+ 2.0000%, 7.2820%, 1/20/37 (144A)
‡
8,000,000 8,047,177
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 7.4630%, 4/15/34 (144A)
‡
8,000,000 7,997,098
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 7.0192%, 4/15/38 (144A)
‡
15,200,000 15,274,123
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, CME Term SOFR 3
Month + 1.3416%, 6.6277%, 10/16/33 (144A)
‡
32,950,000 32,982,835
Neuberger Berman Loan Advisers CLO 37 Ltd. 2020-37A AR, CME Term SOFR 3
Month + 1.2316%, 6.5136%, 7/20/31 (144A)
‡
9,781,381 9,793,918
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.6477%, 7/16/35 (144A)
‡
23,368,725 23,400,072
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.6774%, 7/17/35 (144A)
‡
90,045,183 90,133,832
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A A, CME Term SOFR 3
Month + 1.3916%, 6.6930%, 10/14/35 (144A)
‡
23,640,000 23,663,713
Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, CME Term SOFR 3
Month + 1.3000%, 6.6014%, 4/14/35 (144A)
‡
24,000,000 24,033,931
Neuberger Berman Loan Advisers CLO 55 Ltd. 2024-55A A2, CME Term SOFR 3
Month + 1.7000%, 7.0232%, 4/22/38 (144A)
‡
24,750,000 24,892,971
Niagara Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.2616%,
6.5474%, 7/17/32 (144A)
‡
9,250,000 9,260,924
Northwoods Capital XVI Ltd. 2017-16A B, CME Term SOFR 3 Month + 1.9616%,
7.2840%, 11/15/30 (144A)
‡
6,500,000 6,508,329
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
6.6636%, 10/20/34 (144A)
‡
83,751,613 83,863,756
Oaktree CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3816%,
6.6830%, 4/15/31 (144A)
‡
2,855,434 2,862,030
Oaktree CLO Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2724%,
5/15/33 (144A)
‡
18,000,000 18,052,583
Oaktree CLO Ltd. 2023-2A AJ, CME Term SOFR 3 Month + 2.2500%, 7.5320%,
7/20/36 (144A)
‡
8,000,000 8,072,694
Oaktree CLO Ltd. 2024-25A A, CME Term SOFR 3 Month + 1.5500%, 6.8539%,
4/20/37 (144A)
‡
30,000,000 30,168,819
OCP Aegis CLO Ltd. 2023-29A A2, CME Term SOFR 3 Month + 2.0000%,
7.2820%, 1/20/35 (144A)
‡
9,000,000 9,018,024
OCP CLO Ltd. 2016-11A A2R2, CME Term SOFR 3 Month + 1.7000%, 6.9792%,
4/26/36 (144A)
‡
12,000,000 12,056,093
OCP CLO Ltd. 2020-20A A2R, CME Term SOFR 3 Month + 1.7300%, 7.0092%,
4/18/37 (144A)
‡
16,000,000 16,080,112

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.6300%, 6.9226%,
4/20/37 (144A)
‡
$ 7,500,000 $ 7,541,585
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 6.8464%,
4/23/37 (144A)
‡
50,000,000 50,271,175
OCP CLO Ltd. 2024-32A A2, CME Term SOFR 3 Month + 1.7200%, 7.0464%,
4/23/37 (144A)
‡
12,000,000 12,060,319
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 0.0000%,
7/20/37 (144A)
‡
238,500,000 238,500,000
OCP CLO Ltd. 2022-25A A1R, CME Term SOFR 3 Month + 1.4200%, 6.7020%,
7/20/37 (144A)
‡
64,650,000 64,669,957
OCP CLO Ltd. 2022-25A A2R, CME Term SOFR 3 Month + 1.6200%, 6.9020%,
7/20/37 (144A)
‡
10,000,000 10,021,807
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 6.9618%,
7/23/37 (144A)
‡
10,000,000 10,049,091
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.6830%,
7/15/34 (144A)
‡
29,400,000 29,405,724
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.6836%,
7/20/34 (144A)
‡
40,000,000 40,094,040
Octagon 59 Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2724%,
5/15/35 (144A)
‡
40,000,000 40,075,320
Octagon 66 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 2.0000%, 7.3267%,
11/16/36 (144A)
‡
11,000,000 11,053,051
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 7.2320%,
10/20/36 (144A)
‡
15,000,000 15,112,947
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 6.9643%,
7/24/37 (144A)
‡
10,000,000 10,058,339
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
7.3320%, 10/20/36 (144A)
‡
18,000,000 18,140,629
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 6.9915%,
4/18/37 (144A)
‡
15,000,000 15,100,562
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 7.0440%, 4/24/37 (144A)
‡
10,250,000 10,299,375
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 6.7406%, 7/18/37 (144A)
‡
69,000,000 69,352,169
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 6.9406%, 7/18/37 (144A)
‡
10,000,000 10,050,260
Octagon Investment Partners 32 Ltd. 2017-1A A1R, CME Term SOFR 3 Month +
1.2116%, 6.5130%, 7/15/29 (144A)
‡
22,590,664 22,615,476
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.7136%, 1/20/35 (144A)
‡
22,380,000 22,388,836
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 6.6358%, 7/15/37 (144A)
‡
97,000,000 97,000,000
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7430%, 10/15/34 (144A)
‡
62,600,000 62,692,767
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 6.6414%, 4/15/35 (144A)
‡
10,320,000 10,320,316
Octagon Investment Partners 46 Ltd. 2020-2A AR, CME Term SOFR 3 Month +
1.4216%, 6.7230%, 7/15/36 (144A)
‡
24,085,000 24,095,561
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.6936%, 10/20/34 (144A)
‡
39,468,000 39,505,621
Octagon Investment Partners 49 Ltd. 2020-5A AR, CME Term SOFR 3 Month +
1.5200%, 6.8214%, 4/15/37 (144A)
‡
110,000,000 110,523,105
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.7130%, 1/15/35 (144A)
‡
53,400,000 53,449,523

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 6.6936%, 7/20/34 (144A)
‡
$ 59,085,000 $ 59,161,403
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month
+ 1.5116%, 6.8130%, 7/15/29 (144A)
‡
20,000,000 20,020,472
OHA Credit Funding 1 Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.7000%,
6.9820%, 4/20/37 (144A)
‡
16,600,000 16,670,754
OHA Credit Funding 16 Ltd. 2023-16A A2, CME Term SOFR 3 Month + 1.9500%,
7.2320%, 10/20/36 (144A)
‡
15,000,000 15,120,081
OHA Credit Funding 3 Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4016%,
6.6836%, 7/2/35 (144A)
‡
113,000,000 113,155,974
OHA Credit Funding 5 Ltd. 2020-5A A1, CME Term SOFR 3 Month + 1.4316%,
6.7109%, 4/18/33 (144A)
‡
75,000,000 75,026,692
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
6.5795%, 2/24/37 (144A)
‡
43,150,000 43,181,236
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.7309%, 1/18/34 (144A)
‡
20,000,000 20,049,500
OHA Credit Partners XII Ltd. 2015-12A A2R2, CME Term SOFR 3 Month +
1.7000%, 6.9830%, 4/23/37 (144A)
‡
30,750,000 30,894,983
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 0.0000%, 7/21/37 (144A)
‡
20,000,000 20,006,800
OHA Credit Partners XV Ltd. 2017-15A A2R, CME Term SOFR 3 Month +
1.7000%, 6.9820%, 4/20/37 (144A)
‡
10,500,000 10,572,193
OHA Loan Funding Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.7000%,
7.0229%, 4/23/37 (144A)
‡
18,700,000 18,792,385
OHA Loan Funding Ltd. 2016-1A A1R2, CME Term SOFR 3 Month + 1.4600%,
6.7953%, 7/20/37 (144A)
‡
30,000,000 30,149,541
OHA Loan Funding Ltd. 2016-1A A2R2, CME Term SOFR 3 Month + 1.6500%,
6.9853%, 7/20/37 (144A)
‡
20,500,000 20,608,045
Onex CLO Subsidiary Ltd. 2024-33A A1, CME Term SOFR 3 Month + 1.5000%,
6.8284%, 7/20/37 (144A)
‡
57,900,000 58,207,021
Onex CLO Subsidiary Ltd. 2024-33A A2, CME Term SOFR 3 Month + 1.7000%,
7.0284%, 7/20/37 (144A)
‡
12,000,000 12,075,652
Palmer Square CLO Ltd. 2015-1A A1A4, CME Term SOFR 3 Month + 1.3916%,
6.7174%, 5/21/34 (144A)
‡
20,000,000 20,006,762
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.7330%, 10/15/34 (144A)
‡
29,400,000 29,421,618
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
6.9630%, 1/15/35 (144A)
‡
16,000,000 16,103,635
Palmer Square CLO Ltd. 2023-3A A2, CME Term SOFR 3 Month + 2.0000%,
7.2820%, 1/20/37 (144A)
‡
12,500,000 12,606,129
Palmer Square CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4000%,
6.6939%, 7/20/37 (144A)
‡
42,000,000 42,210,000
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
6.8939%, 7/20/37 (144A)
‡
6,000,000 6,035,188
Palmer Square Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month +
2.0000%, 7.3014%, 4/15/30 (144A)
‡
15,000,000 15,012,634
Parallel Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.7616%, 7.0436%,
7/20/32 (144A)
‡
9,000,000 9,045,046
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
7.2846%, 1/25/37 (144A)
‡
5,000,000 5,042,449
Peace Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%, 6.6736%,
10/20/34 (144A)
‡
28,309,000 28,365,128
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 7.2320%,
4/20/36 (144A)
‡
30,000,000 30,004,578

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 6.8724%,
4/20/37 (144A)
‡
$ 85,000,000 $ 85,475,431
Post CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8000%, 7.0724%,
4/20/37 (144A)
‡
8,000,000 8,058,775
PPM CLO 6-R Ltd. 2022-6RA A2R, CME Term SOFR 3 Month + 2.1500%,
7.4320%, 1/20/37 (144A)
‡
8,000,000 8,038,936
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7146%,
4/23/34 (144A)
‡
35,520,000 35,557,648
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 6.6336%,
1/20/34 (144A)
‡
12,400,000 12,425,544
RAD CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 8.6320%,
4/20/35 (144A)
‡
15,500,000 15,575,589
RAD CLO 21 Ltd. 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.8746%,
1/25/33 (144A)
‡
25,000,000 25,175,640
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.8346%,
1/25/33 (144A)
‡
17,335,572 17,444,164
Rad CLO 22 Ltd. 2023-22A A2, CME Term SOFR 3 Month + 2.1000%, 7.3820%,
1/20/37 (144A)
‡
10,000,000 10,082,655
RAD CLO 23 Ltd. 2024-23A A1, CME Term SOFR 3 Month + 1.6000%, 6.8846%,
4/20/37 (144A)
‡
100,000,000 100,559,260
Rad CLO 25 Ltd. 2024-25A A1, CME Term SOFR 3 Month + 1.4600%, 6.7806%,
7/20/37 (144A)
‡
75,000,000 75,513,503
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 6.9858%,
4/17/36 (144A)
‡
11,000,000 11,016,213
REESE PARK CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3916%,
6.6930%, 10/15/34 (144A)
‡
11,450,000 11,466,608
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
6.7021%, 7/17/37 (144A)
‡
68,209,866 68,559,025
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.7230%, 10/15/34 (144A)
‡
13,481,022 13,516,321
Regatta XXIII Funding Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4116%,
6.6936%, 1/20/35 (144A)
‡
56,668,000 56,716,202
Regatta XXIV Funding Ltd. 2021-5A A2, CME Term SOFR 3 Month + 1.6616%,
6.9436%, 1/20/35 (144A)
‡
10,000,000 10,057,770
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
7.2014%, 7/15/36 (144A)
‡
10,000,000 10,053,315
Regatta XXVI Funding Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.0000%,
7.2846%, 1/25/37 (144A)
‡
9,000,000 9,072,709
Regatta XXVII Funding Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5300%,
6.8256%, 4/26/37 (144A)
‡
69,000,000 69,455,400
Regatta XXVII Funding Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
7.0256%, 4/26/37 (144A)
‡
10,000,000 10,063,005
Regatta XXVIII Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.5500%,
6.8346%, 4/25/37 (144A)
‡
75,000,000 75,421,132
Regatta XXVIII Funding Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7500%,
7.0346%, 4/25/37 (144A)
‡
16,000,000 16,100,626
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 6.6008%,
1/18/34 (144A)
‡
38,825,000 38,846,059
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
6.6436%, 4/20/34 (144A)
‡
14,500,000 14,532,406
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
7.4320%, 10/20/35 (144A)
‡
9,500,000 9,571,945
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 6.7130%, 7/15/35
(144A)
‡
63,050,000 63,069,999

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 6.6730%, 7/15/36
(144A)
‡
$ 19,810,000 $ 19,854,212
RR 21 Ltd. 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.7014%,
7/15/39 (144A)
‡
47,800,000 48,049,143
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 6.9014%,
7/15/39 (144A)
‡
15,000,000 15,062,591
RR 24 Ltd. 2022-24A A1BR, CME Term SOFR 3 Month + 1.9500%, 7.2514%,
1/15/36 (144A)
‡
15,750,000 15,790,837
RR 27 Ltd. 2023-27A A1B, CME Term SOFR 3 Month + 1.9500%, 7.2514%,
10/15/35 (144A)
‡
10,000,000 10,084,911
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 6.8229%,
7/15/39 (144A)
‡
70,000,000 70,355,474
RRX 4 Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4616%, 6.7630%, 7/15/34
(144A)
‡
46,710,000 46,807,021
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 6.6614%, 7/15/35
(144A)
‡
15,400,000 15,431,856
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
7.4820%, 7/20/36 (144A)
‡
50,000,000 50,550,000
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.7820%, 7/20/36 (144A)
‡
13,600,000 13,892,208
Sandstone Peak III Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6300%,
6.9661%, 4/25/37 (144A)
‡
100,000,000 100,564,150
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
7.1661%, 4/25/37 (144A)
‡
8,000,000 8,063,542
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
7.9861%, 4/25/37 (144A)
‡
21,500,000 21,880,430
Sandstone Peak Ltd. 2021-1A B1, CME Term SOFR 3 Month + 2.0616%, 7.3630%,
10/15/34 (144A)
‡
12,500,000 12,509,990
Shackleton CLO Ltd. 2017-11A AR, CME Term SOFR 3 Month + 1.3516%,
6.6740%, 8/15/30 (144A)
‡
17,081,827 17,094,539
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.7436%, 7/20/34 (144A)
‡
3,825,000 3,834,316
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.7074%, 4/17/34 (144A)
‡
24,920,000 24,986,838
Signal Peak CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.4500%,
6.7706%, 7/18/37 (144A)
‡
100,000,000 100,507,140
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
7.0006%, 7/18/37 (144A)
‡
20,000,000 20,078,268
Signal Peak CLO 12 Ltd. 2022-12A A1R, CME Term SOFR 3 Month + 1.4000%,
6.6713%, 7/18/37 (144A)
‡
70,000,000 70,000,000
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
6.8713%, 7/18/37 (144A)
‡
8,000,000 8,000,000
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
6.7208%, 10/26/34 (144A)
‡
18,000,000 18,101,367
Signal Peak CLO 5 Ltd. 2018-5A A2R, CME Term SOFR 3 Month + 1.7500%,
7.0346%, 4/25/37 (144A)
‡
24,000,000 24,109,944
Signal Peak CLO 8 Ltd. 2020-8A A, CME Term SOFR 3 Month + 1.5316%,
6.8136%, 4/20/33 (144A)
‡
11,000,000 11,014,456
Silver Point CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.6300%,
6.8871%, 4/15/37 (144A)
‡
100,000,000 100,565,290
Silver Point CLO 4 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.8300%,
7.0871%, 4/15/37 (144A)
‡
18,000,000 18,138,616
Silver Rock CLO III 2023-3A A2, CME Term SOFR 3 Month + 2.1000%, 7.3820%,
1/20/36 (144A)
‡
20,000,000 20,153,190

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
6.6630%, 7/21/37 (144A)
‡
$ 50,000,000 $ 50,094,860
Sixth Street CLO XVI Ltd. 2020-16A A2R, CME Term SOFR 3 Month + 1.9500%,
7.2320%, 1/20/37 (144A)
‡
5,500,000 5,546,066
Sixth Street CLO XXIV Ltd. 2024-24A A, CME Term SOFR 3 Month + 1.5200%,
6.8145%, 4/23/37 (144A)
‡
50,000,000 50,276,450
Sixth Street CLO XXV Ltd. 2024-25A A, CME Term SOFR 3 Month + 1.4800%,
6.8028%, 7/24/37 (144A)
‡
25,000,000 25,132,738
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.7936%, 10/20/31 (144A)
‡
6,663,804 6,676,909
Sound Point CLO V-R Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.4116%,
6.6908%, 7/18/31 (144A)
‡
13,527,167 13,558,338
Sound Point CLO XVII 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
6.5236%, 10/20/30 (144A)
‡
9,581,407 9,590,798
Sound Point CLO XXII Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3416%,
6.6236%, 1/20/32 (144A)
‡
3,052,541 3,059,311
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
6.6136%, 4/21/31 (144A)
‡
2,935,882 2,939,111
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
6.7874%, 8/18/31 (144A)
‡
9,859,825 9,862,835
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
7.1227%, 4/20/36 (144A)
‡
15,000,000 15,108,507
Sycamore Tree CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.4000%,
7.6820%, 10/20/36 (144A)
‡
10,000,000 10,084,892
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
6.9320%, 4/20/37 (144A)
‡
140,000,000 140,467,908
Symphony CLO 40 Ltd. 2023-40A A2, CME Term SOFR 3 Month + 2.0000%,
7.3014%, 1/14/34 (144A)
‡
8,000,000 8,066,610
Symphony CLO 43 Ltd. 2024-43A A2, CME Term SOFR 3 Month + 1.7200%,
7.0465%, 4/15/37 (144A)
‡
16,000,000 16,081,992
Symphony CLO XVIII Ltd. 2016-18A A1RR, CME Term SOFR 3 Month + 1.3616%,
6.6446%, 7/23/33 (144A)
‡
80,500,000 80,697,281
Symphony CLO XXII Ltd. 2020-22A A1A, CME Term SOFR 3 Month + 1.5516%,
6.8308%, 4/18/33 (144A)
‡
2,650,000 2,657,076
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
6.5211%, 4/19/34 (144A)
‡
114,724,000 114,835,236
Symphony CLO XXVI Ltd. 2021-26A AR, CME Term SOFR 3 Month + 1.3416%,
6.6236%, 4/20/33 (144A)
‡
18,396,383 18,440,731
Symphony CLO XXVIII Ltd. 2021-28A A, CME Term SOFR 3 Month + 1.4016%,
6.6846%, 10/23/34 (144A)
‡
21,600,000 21,620,101
Symphony CLO XXVIII Ltd. 2021-28A B, CME Term SOFR 3 Month + 1.9116%,
7.1946%, 10/23/34 (144A)
‡
13,750,000 13,776,388
TCW CLO AMR Ltd. 2019-1A AJR, CME Term SOFR 3 Month + 1.7616%,
7.0883%, 8/16/34 (144A)
‡
8,000,000 8,049,902
TCW CLO Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4216%, 6.7036%,
4/20/34 (144A)
‡
15,000,000 15,008,350
TCW CLO Ltd. 2024-1A AJ, CME Term SOFR 3 Month + 1.8000%, 7.0861%,
1/16/37 (144A)
‡
12,000,000 12,080,093
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
6.9820%, 4/22/37 (144A)
‡
16,000,000 16,110,008
TICP CLO XIV Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.3416%,
6.6236%, 10/20/32 (144A)
‡
27,480,000 27,550,211
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
6.9909%, 1/18/35 (144A)
‡
8,000,000 8,042,698

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Tikehau US CLO V Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5514%, 1/15/36 (144A)
‡
$ 18,500,000 $ 18,657,059
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 7.4436%,
7/20/32 (144A)
‡
8,000,000 8,053,286
Trinitas CLO XI Ltd. 2019-11A A1R, CME Term SOFR 3 Month + 1.4816%,
6.7830%, 7/15/34 (144A)
‡
20,200,000 20,249,377
Venture 28A CLO Ltd. 2017-28AA A2R, CME Term SOFR 3 Month + 1.7116%,
6.9936%, 10/20/34 (144A)
‡
14,250,000 14,324,641
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.8630%, 4/15/34 (144A)
‡
5,000,000 5,005,974
Venture 43 CLO Ltd. 2021-43A A2, CME Term SOFR 3 Month + 1.7616%,
7.0630%, 4/15/34 (144A)
‡
7,500,000 7,539,676
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
6.9130%, 1/15/31 (144A)
‡
15,500,000 15,543,256
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 6.5836%,
4/20/34 (144A)
‡
20,920,000 20,955,365
Voya CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4216%, 6.7011%,
7/19/34 (144A)
‡
50,000,000 50,060,615
Voya CLO Ltd. 2022-1A A1, CME Term SOFR 3 Month + 1.3900%, 6.6720%,
4/20/35 (144A)
‡
46,500,000 46,522,032
Voya CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month + 1.5100%, 6.7920%,
4/20/37 (144A)
‡
32,500,000 32,670,359
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 0.0000%, 7/20/37
(144A)
‡
12,000,000 12,004,080
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.5820%, 4/20/36 (144A)
‡
20,000,000 20,179,598
Wind River CLO Ltd. 2022-2A A2AR, CME Term SOFR 3 Month + 1.6000%,
6.8820%, 7/20/35 (144A)
‡
10,000,000 10,031,005
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 6.8983%,
4/20/37 (144A)
‡
135,000,000 135,436,482
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 7.0720%,
1/20/32 (144A)
‡
31,600,000 31,599,115
Zais CLO 13 Ltd. 2019-13A A1A, CME Term SOFR 3 Month + 1.7516%, 7.0530%,
7/15/32 (144A)
‡
68,597,454 68,749,816
Zais CLO 17 Ltd. 2021-17A A2, CME Term SOFR 3 Month + 1.8416%, 7.1236%,
10/20/33 (144A)
‡
16,000,000 16,106,816
Zais CLO 18 Ltd. 2022-18A A1A, CME Term SOFR 3 Month + 1.5200%, 6.8046%,
1/25/35 (144A)
‡
44,000,000 44,043,806
Total Collateralized Loan Obligations (cost $11,935,834,214) 11,997,100,501
Investment Companies - 1.5%
Money Market Funds - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3017%
£,∞
(cost $182,418,692) 182,382,215 182,418,692
Total Investments (total cost $12,118,252,906 ) - 103.8% 12,179,519,193
Liabilities, net of Cash, Receivables and Other Assets - (3.8%) (447,993,790)
Net Assets - 100.0% $11,731,525,403

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 12,179,519,193 100.0%
– –
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 1.5%
Money Market Funds - 1.5%
Janus Henderson Cash
Liquidity Fund LLC,
5.3017%
∞
$ 129,288,307 $ 4,407,234,452 $ (4,354,104,070) $ 3 $ – $ 182,418,692 182,382,215 $ 3,713,033

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $11,997,100,501 which represents 102.3% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 11,997,100,501 $ — $ 11,997,100,501
Investment Companies — 182,418,692 — 182,418,692
Total Assets $ — $ 12,179,519,193 $ — $ 12,179,519,193

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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